JUNIOR SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2023
Junior Subordinated Notes [Abstract]
Schedule of Junior Subordinated Notes

at December 31		2023		2022
	Maturity Date	Outstanding	Effective Interest Rate[1]	Outstanding	Effective Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
US$1,000 issued 2007 at 6.35%[2]	2067	1,320	6.5%	1,353	6.2%
US$750 issued 2015 at 5.88%[3,4]	2075	990	7.8%	1,015	7.4%
US$1,200 issued 2016 at 6.13%[3,4]	2076	1,585	8.3%	1,624	8.0%
US$1,500 issued 2017 at 5.55%[3,4]	2077	1,981	7.5%	2,030	7.1%
$1,500 issued 2017 at 4.90%[3,4]	2077	1,500	7.0%	1,500	6.8%
US$1,100 issued 2019 at 5.75%[3,4]	2079	1,453	8.0%	1,488	7.6%
$500 issued 2021 at 4.45%[3,5]	2081	500	5.7%	500	5.7%
US$800 issued 2022 at 5.85%[3,5]	2082	1,056	7.1%	1,083	7.2%
		10,385		10,593
Unamortized debt discount and issue costs		(98)		(98)
		10,287		10,495
1The effective interest rate is calculated by discounting the expected future interest payments using the coupon rate and any estimated future rate resets, adjusted for issue costs and discounts.
2Junior subordinated notes of US$1.0 billion were issued in 2007 at a fixed rate of 6.35 per cent and converted in 2017 to bear interest at a floating rate.
3The Junior subordinated notes were issued to TransCanada Trust (the Trust), a financing trust subsidiary wholly-owned by TCPL. While the obligations of the Trust are fully and unconditionally guaranteed by TCPL on a subordinated basis, the Trust is not consolidated in TC Energy's financial statements since TCPL does not have a variable interest in the Trust and the only substantive assets of the Trust are junior subordinated notes of TCPL.
4The coupon rate is initially a fixed interest rate for the first 10 years and converts to a floating rate thereafter.
5The coupon rate is initially a fixed interest rate for the first 10 years and resets every five years thereafter.